Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Revenue Disclosure [Abstract]
Schedule of reconciliation in current reporting period related to carried-forward deferred revenue
	For the Year Ended December 31
	2016	2017	2018
Deferred revenue – beginning of year	—	—	—
Additions	—	—	384,116
Recognition	—	—	(82,342)
Deferred revenue – end of year	—	—	301,774